Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxes

Note 8 – Taxes

Income tax

Loss before income tax expense (benefits) consist of the following:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

PRC	$(3,416,358)	$(2,107,084)	$(780,032)
Foreign	(5,453,030)	(1,891,213)	(488,334)
	$(8,869,388)	$(3,998,297)	$(1,268,366)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Under the Income Tax Laws of the PRC, companies are subject to income tax at a rate of 25%.

The following table reconciles China statutory rates to the Company's effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

China income tax rate	25.0%	25.0%	25.0%
IPO costs	0.0%	0.0%	7.7%
PRC – non-deductible expense	(0.3)%	(1.7)%	(1.7)%
Valuation allowance	(18.4)%	-	-
Cayman – non-deductible expense-consulting fee	(5.5)%	(8.1)%	(9.6)%
Cayman – non-deductible expense-external service fee	(9.9)%	(3.7)%	0.0%
Effective tax rate	(9.1)%	11.5%	21.4%

Deferred tax assets – China

According to Chinese tax regulations, companies within China should adjust their net operating losses according to the law of enterprise income tax, which can be carried forward to offset operating income for five years. Significant components of deferred tax assets were as follows:

	December 31, 2019	December 31, 2018

Net operating losses carried forward	$1,635,394	$810,863
Less: valuation allowance	(1,635,394)	-
Total	$-	$810,863

For the years ended December 31, 2019 and 2018, the Company incurred tax operating losses of $3,298,122 and $2,182,290, respectively, and recorded deferred tax assets of $824,531 and $810,863 at December 31, 2019 and 2018. Due to the temporary suspension of peer to peer lending business in the last quarter of 2019, the management believes that it appears more likely than not that the Company will not realize these tax benefits. Accordingly, the Company has provided a 100% valuation allowance on deferred tax asset benefits related to net operating losses carry forward to reduce the assets to zero.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consisted of the following:

	December 31, 2019	December 31, 2018

VAT taxes payable	$-	$42,860
Other taxes payable	-	4,925
Total	$-	$47,785